Fuller & Thaler Behavioral Core Equity Fund
SUMMARY SECTION FULLER & THALER BEHAVIORAL CORE EQUITY FUND
Investment Objective
The Fund seeks long-term capital appreciation
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 15 of the Fund’s prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Fuller & Thaler Behavioral Core Equity Fund		Class A	Institutional	Select
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)		5.50%	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower original purchase price or NAV)	[1]	1.00%	none	none
[1]	For Class A shares, a CDSC may be imposed, subject to certain exceptions, if you purchase $1,000,000 or more shares (and therefore pay no initial sales charge) and then redeem those shares during the first 18 months after your initial purchase. See “Classes of Shares - A Shares” for additional information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Fuller & Thaler Behavioral Core Equity Fund		Class A	Institutional	Select
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses	[1]	1.00%	1.00%	1.10%
Total Annual Fund Operating Expenses		1.85%	1.60%	1.70%
Expense Reductions	[2]	(0.95%)	(0.95%)	(0.95%)
Total Annual Fund Operating Expenses After Expense Reductions	[2]	0.90%	0.65%	0.75%
[1]	Other expenses for each share class have been restated to reflect the estimated expenses of the Fund for its current fiscal year. The Fund is the successor to AllianzGI Behavioral Advantage Large Cap Fund (the “Predecessor Fund”) which was reorganized into the Fund on October 23, 2015.
[2]	The Fund’s Adviser (the “Adviser”) has agreed to contractually waive its management fee and/or reimburse expenses through January 31, 2018, so that total annual operating expenses do not exceed 0.90%, 0.65%, and 0.75% for Class A Shares, Institutional Shares and Select Shares, respectively, of the Fund’s average daily net assets through January 31, 2017, and 1.05%, 0.80%, and 0.90% for Class A Shares, Institutional Shares and Select Shares, respectively, of the Fund’s average daily net assets through January 31, 2018. The expense limitation does not apply to (i) interest; (ii) taxes; and (iii) brokerage fees and commissions; nor the Fund’s (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; and (v) indirect expenses such as acquired fund fees and expenses. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, if such recoupment can be achieved within the foregoing expense limits. The foregoing recoupment of previously waived fees or reimbursed expenses is only applicable to the expense cap in effect at the time of the waiver. This expense cap agreement may be terminated by the Board of Trustees (the “Board”) of the Capitol Series Trust at any time.

Example:
The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.
Example: Assuming you redeem your shares at the end of each period
Expense Example - Fuller & Thaler Behavioral Core Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	637	934	1,337	2,460
Institutional	66	329	701	1,747
Select	77	360	754	1,858

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Predecessor Fund’s portfolio turnover rate for the fiscal year ended November 30, 2014 was 89% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.
Principal Investment Strategies
The Fuller & Thaler Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies based in the U.S. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies Fuller & Thaler’s proprietary research on the behavioral biases of other investors. The portfolio managers begin with a universe of U.S. stocks and ultimately select approximately 100+ stocks through a two-step process.

First, the Fund starts with Fuller & Thaler’s proprietary alternative U.S. equity index which represents the U.S. equity universe but does not weight stocks by market capitalization. Fuller & Thaler believes that market capitalizations are a combination of size and investor errors; so traditional market cap-weighted indices by definition buy more of large capitalization stocks and more of over-priced stocks. Fuller & Thaler’s proprietary alternative U.S. equity index is based on accounting measures of size and past investor over-reaction. The starting index is expected to have broad diversification with respect to position count, and sector exposures.

Second, the portfolio managers apply a behavioral overlay that capitalizes on the biases of other investors. This is based on Fuller & Thaler’s more than 20 years of proprietary research applying behavioral finance insights to the stock market. Fuller & Thaler’s research finds that stocks are good investments when other investors under-react to good news or over-react to bad news. The Fund buys more of stocks where the portfolio managers believe investors are likely underreacting to dull, unexpected good news and more of stocks where the portfolio managers believe investors are likely over-reacting to bad news and biased against the stock.

Before trading, the portfolio managers review the portfolio’s characteristics relative to its benchmark, and may adjust allocations as the portfolio managers deem necessary or appropriate.

The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

The Fund may also invest in exchange traded funds (ETFs).
Principal Investment Risks
The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order):

Equity Securities Risk. Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Exchange-Traded Funds (“ETFs”) Risk. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Focused Investment Risk. Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Market Risk. The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the A Shares from year to year and does not reflect the impact of sales charges (loads). If the performance reflected the impact of sales charges (loads), it would be lower than the performance depicted in the bar chart. The performance of each of the Institutional Shares and Select Shares is higher than the performance of the A Shares during the same periods because of lower fees and expenses paid by these classes.

The table shows the average annual returns of the A Shares, Institutional Shares and Select Shares for the periods of 1 Year and Since Inception compared to a broad-based market index and the performance average of similar mutual funds. The performance for A Shares set forth in the table reflects the impact of sales charges (loads).

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 23, 2015. Accordingly, the performance shown below is that of the A Shares, Institutional Shares and Select Shares (formerly the Class P Shares of the Predecessor Fund). The Predecessor Fund has the same investment objective and in all materials respects equivalent, though not identical, investment strategies as the Fund. The Fund’s performance during the periods reflected in the bar chart and table may have been different from that of the Predecessor Fund due to differences in their principal investment strategies, as well as fees and expenses. Visit www.fullerthalerfunds.com for more current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.
Calendar Year Total Returns – Class A

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest	1/1/2012 – 3/31/2012	14.47%
Lowest	4/1/2012 – 6/30/2012	-0.16%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2014)
Average Annual Total Returns - Fuller & Thaler Behavioral Core Equity Fund	1 Year	Since Inception	Inception Date
Class A	4.75%	19.88%	Sep. 08, 2011
Class A | After Taxes on Distributions	1.72%	17.34%	Sep. 08, 2011
Institutional Class	11.19%	22.33%	Sep. 08, 2011
Select Class (formerly Class P)	11.00%	22.19%	Sep. 08, 2011
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	20.70%	Sep. 08, 2011
Lipper Multi-Cap Core Funds Average	9.98%	17.68%	Sep. 08, 2011

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.